Discontinued Operations (Details) - Schedule of reconciliation of the major classes of income and losses from discontinued operations in the consolidated statements of operations and comprehensive loss - Discontinued Operations [Member] - CNY (¥)
¥ in Thousands
		12 Months Ended
		Aug. 31, 2021	Aug. 31, 2020
Condensed Statement of Income Captions [Line Items]
Revenue		¥ 2,303,339	¥ 1,890,156
Cost of revenue		(1,315,026)	(1,085,249)
Gross profit		988,313	804,907
Selling, general and administrative expenses		(400,012)	(308,554)
Other operating income		7,604	3,900
Impairment loss on goodwill	[1]		(68,723)
Operating income		595,905	431,530
Interest expense/(income), net		(695)	3,560
Investment income		56,657	52,509
Other expenses		(4,180)	(927)
Income before income taxes and share of equity in loss of unconsolidated affiliate		647,687	486,672
Income tax expense		(16,877)	(15,177)
Share of equity in loss of unconsolidated affiliate		(200)
Net income(before one-off loss upon deconsolidation of the Affected Entities)		630,610	471,495
One-off loss upon deconsolidation of the Affected Entities, net of tax		(261,267)
Net income from discontinued operations		369,343	471,495
Net cash provided by operating activities		516,873	308,989
Net cash (used in)/provided by investing activities	[2]	137,323	(329,453)
Net cash provided by/(used in) financing activities	[3]	¥ (153,987)	¥ 1,690,275

[1]	For the year ended August 31, 2020, the Group has determined that based on the underperformance of the Wuhan Sannew reporting unit since the acquisition date, market conditions and other factors including the uncertainty in the Sino-US relationship and adverse impacts from COVID-19, it was more likely than not that the fair value of Wuhan Sannew reporting unit was less than the carrying amount. The Group utilized the discounted cash flow model to estimate the fair value of the reporting unit and concluded the carrying amount of Wuhan Sannew reporting unit exceeded its fair value. Accordingly, the Group recorded RMB 68,723 as impairment loss on goodwill on the consolidated statement of operations for the year ended August 31, 2020.
[2]	There was amount of RMB 271,577 cash invested into continuing operations during the year ended August 31, 2020. The amount of RMB 192,373 cash was redeemed from continuing operations for the year ended August 31, 2021.
[3]	There was amount of RMB 1,641,732 cash received from continuing operations by the Affected Entities during the year ended August 31, 2020. The amount of RMB 111,668 was repaid to continuing operations for the year ended August 31, 2021.